Income Taxes (Tables)	9 Months Ended	12 Months Ended
	Mar. 31, 2020	Jun. 30, 2019
Income Tax Disclosure [Abstract]
Schedule of Effective Tax Rate Differed from Federal Statutory Income Tax Rate

The Company’s effective tax rate differed from the federal statutory income tax rate for the year ended June 30, 2019, and the three months ended June 30, 2018, and the year ended March 31,2018 as follows:

Federal statutory rate	21%
State tax, net of federal tax effect	5.75%
Valuation allowance	-27%
Effective tax rate	0%

Schedule of Deferred Tax Assets and Liabilities

The Company’s deferred tax assets and liabilities as of March 31, 2020 and June 30, 2019, are summarized as follows:

	March 31, 2020	June 30, 2019

Federal
Deferred tax assets	$ 4,362,300	$ 2,980,100
Less valuation allowance	(4,362,300)	(2,980,100)
Deferred tax liabilities	-	-
	-	-
State
Deferred tax assets	1,267,900	866,300
Less valuation allowance	(1,267,900)	(866,300)
Deferred tax liabilities		-
	-	-
Net Deferred Tax Assets	$ -	$ -

The Company’s deferred tax assets and liabilities as of June 30, 2019 and 2018, are summarized as follows:

	June 30, 2019	June 30, 2018
Federal
Deferred tax assets	$ 2,980,100	$ 2,205,200
Less valuation allowance	(2,980,100)	(2,205,200)
Deferred tax liabilities	-	-
	-	-

State
Deferred tax assets	866,300	595,600
Less valuation allowance	(866,300)	(595,600)
Deferred tax liabilities	-	-
	-	-
Net Deferred Tax Assets	$ -	$ -

Schedule of Significant Components of Deferred Tax Assets

The significant components of deferred tax assets as of March 31, 2020 and June 30, 2019, are as follows:

	March 31, 2020	June 30, 2019

Net operating loss carryforwards	$ 5,614,100	$ 3,826,100
Valuation allowance	(5,630,200)	(3,846,400)
Property and equipment	(16,700)	(7,100)
Inventory allowance	5,400	5,400
Warranty accrual	27,400	22,000

Net Deferred Tax Assets	$ -	$ -

The significant components of deferred tax assets as of June 30, 2019 and 2018, are as follows:

	June 30, 2019	June 30, 2018
Net operating loss carryforwards	$ 3,811,900	$ 2,727,900
Valuation allowance	(3,846,400)	(2,800,800)
Property and equipment	7,100	72,500
Inventory allowance	5,400	-
Warranty accrual	22,000	400

Net Deferred Tax Assets	$ -	$ -